Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 1,567	£ 1,814	£ 1,914
Tax calculated at a tax rate of 19% (2017: 19.25%, 2016: 20.00%)	298	349	383
Bank surcharge on profits	111	132	134
Non-deductible preference dividends paid	8	9	8
Non-deductible UK Bank Levy	20	25	30
Non-deductible conduct remediation, fines and penalties	6	35	39
Other non-deductible costs and non-taxable income	26	30	7
Effect of change in tax rate on deferred tax provision	(2)	(2)	(2)
Adjustment to prior year provisions	(21)	(18)	(2)
Tax charge	£ 446	£ 560	£ 597